Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets
Schedule of intangible assets by class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at December 31, 2024	1,697	538	20	2,255
Cost	1,750	1,663	20	3,433
Accumulated amortization and impairment	(53)	(1,125)	−	(1,178)
Addition	7	106	−	113
Capitalized borrowing costs	−	5	−	5
Write-offs	−	(1)	−	(1)
Transfers	−	2	−	2
Amortization	(2)	(70)	−	(72)
Impairment recognition (note 19)	(165)	−	−	(165)
Translation adjustment	219	73	3	295
Balance at June 30, 2025	1,756	653	23	2,432
Cost	1,973	1,980	23	3,976
Accumulated amortization and impairment	(217)	(1,327)	−	(1,544)
Estimated useful life in years	Indefinite (2)	5	Indefinite

Balance at December 31, 2023	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Addition	1	101	−	102
Capitalized borrowing costs	−	4	−	4
Transfers	−	4	−	4
Amortization	(2)	(65)	−	(67)
Translation adjustment	(312)	(82)	(3)	(397)
Balance at June 30, 2024	2,112	554	22	2,688
Cost	2,169	1,736	22	3,927
Accumulated amortization and impairment	(57)	(1,182)	−	(1,239)
Estimated useful life in years	Indefinite (2)	5	Indefinite
(1) It comprises mainly signature bonuses (amounts paid in concession and production sharing contracts for oil or natural gas exploration), in addition to public service concessions, trademarks and patents and others.
(2) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.